Average Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Financials Portfolio	Apr. 30, 2025
VIP Financials Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	32.46%
Since Inception	35.45%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	25.15%
IXZ92
Average Annual Return:
Past 1 year	30.21%
Since Inception	32.98%

[1]	AFrom August 16, 2023.